QUARTERLY DATA (UNAUDITED) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue	$ 9,558	$ 6,924	$ 4,258	$ 8,151	$ 9,985	$ 17,765	$ 10,226	$ 8,066
Cost of sales and services	5,854	4,537	2,342	6,226	7,222	10,984	7,117	5,046	18,959	30,369	34,594
Gross profit (exclusive of depreciation and amortization shown below)	3,704	2,387	1,916	1,925	2,763	6,781	3,109	3,020	9,932	15,673	17,798
As a percentage of sales	38.80%	34.50%	45.00%	23.60%	27.70%	38.20%	30.40%	37.40%
Operating expenses
Administration	1,841	1,710	1,839	1,740	4,803	2,280	2,833	2,410	7,130	12,326	8,224
Sales and marketing	1,623	1,791	2,008	1,707	2,905	2,300	2,522	2,259	7,129	9,986	9,833
Customer support and operations	2,197	2,400	2,388	2,228	3,048	2,889	2,984	2,436	9,213	11,357	8,612
Research and development	1,869	1,532	1,761	1,602	11,211	2,339	1,534	2,739	6,764	17,823	14,556
Depreciation and amortization	665	702	702	767	630	963	943	950	2,836	3,486	4,097
Total operating expenses	8,195	8,135	8,698	8,044	22,597	10,771	10,816	10,794	33,072	54,978	45,322
Operating loss before the following:	(4,491)	(5,748)	(6,782)	(6,119)	(19,834)	(3,990)	(7,707)	(7,774)	(23,140)	(39,305)	(27,524)
Gain (loss) on asset disposals	(2)	(206)	12	0	(120)	0	0	0	(196)	(120)	19
Foreign exchange gain (loss)	(842)	(1,357)	677	(710)	(557)	387	(483)	(555)	(2,232)	(1,208)	(125)
Interest and other expense	(1,358)	(1,092)	(1,072)	(1,055)	(992)	(195)	(3)	(33)	(4,577)	(1,223)	(40)
Net loss before taxes	(6,693)	(8,403)	(7,165)	(7,884)	(21,503)	(3,798)	(8,193)	(8,362)	(30,145)	(41,856)	(27,670)
Income tax expense (benefit)	374	(11)	(138)	17	112	6	10	16	242	144	86
Net loss	$ (7,067)	$ (8,392)	$ (7,027)	$ (7,901)	$ (21,615)	$ (3,804)	$ (8,203)	$ (8,378)	$ (30,387)	$ (42,000)	$ (27,756)
Loss per share
Basic	$ (0.13)	$ (0.16)	$ (0.14)	$ (0.15)	$ (0.42)	$ (0.07)	$ (0.16)	$ (0.18)
Diluted	$ (0.13)	$ (0.16)	$ (0.14)	$ (0.15)	$ (0.42)	$ (0.07)	$ (0.16)	$ (0.18)